Schedule of Intangible Assets, Future Amortization Expense (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Land Use Rights And Intangible Assets Schedule Of Intangible Assets, Future Amortization Expense 1	$ 798,301
Land Use Rights And Intangible Assets Schedule Of Intangible Assets, Future Amortization Expense 2	698,645
Land Use Rights And Intangible Assets Schedule Of Intangible Assets, Future Amortization Expense 3	57,858
Land Use Rights And Intangible Assets Schedule Of Intangible Assets, Future Amortization Expense 4	1,502
Land Use Rights And Intangible Assets Schedule Of Intangible Assets, Future Amortization Expense 5	$ 1,556,306